Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Consolidated income statements [Abstract]
Revenue	$ 1,102,029		$ 1,211,749		$ 1,013,260
Other operating income	80,782		74,670		99,525
Employee benefit expenses	(80,232)		(78,758)		(54,464)
Depreciation, amortization, and impairment charges	(473,638)		(439,441)		(408,604)
Other operating expenses	(351,248)		(414,330)		(276,666)
Operating profit	277,693		353,890		373,051
Financial income	5,569		2,755		7,052
Financial expense	(333,263)		(361,270)		(378,386)
Net exchange differences	10,257		1,873		(1,351)
Other financial income, net	6,503		15,750		40,875
Financial expense, net	(310,934)		(340,892)		(331,810)
Share of profit of entities carried under the equity method	21,465		12,304		510
Profit/(loss) before income tax	(11,776)		25,302		41,751
Income tax (expense)/income	9,689		(36,220)		(24,877)
Profit/(loss) for the period	(2,087)		(10,918)		16,874
Profit attributable to non-controlling interests	(3,356)		(19,162)		(4,906)
Profit/(loss) for the year attributable to the Company	$ (5,443)		$ (30,080)		$ 11,968
Weighted average number of ordinary shares outstanding - basic (in shares)	114,695		111,008		101,879
Weighted average number of ordinary shares outstanding - diluted (in shares)	118,501		114,523		103,392
Basic earnings per share (in dollars per share)	$ (0.05)		$ (0.27)		$ 0.12
Diluted earnings per share (in dollars per share)	$ (0.05)	[1]	$ (0.27)	[1]	$ 0.12

[1]	The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the years 2022 and 2021 as they have an antidilutive effect.